SCHEDULE 1 - STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Selling Expenses		$ 1,935	$ 1,439	$ 1,104
General and administrative expenses		14,500	18,491	17,426
Impairment loss on goodwill		19,156	4,559	8,454
Impairment loss on long-lived assets		3,505		2,148
Total operating expenses		84,550	19,930	28,704
Operating (loss)		(80,090)	(17,425)	(29,725)
Interest income		49	75	257
(Loss) gain on disposal of subsidiaries			(812)	205
Impairment loss on long-term investments	$ (1,819)			(2,432)
Loss before loss from equity method investments		(79,188)	(19,570)	(26,646)
Net (loss) income		(45,883)	3,529	(41,183)
Other comprehensive income (loss)			0	0	$ 0
Total comprehensive (loss) income		(48,117)	5,314	(42,219)
Parent company
Operating expenses:
General and administrative expenses		4,397	4,071	4,508
Total operating expenses		4,397	4,071	4,508
Operating (loss)		(4,397)	(4,071)	(4,508)
Interest income		30	67	252
(Loss) gain on disposal of subsidiaries		(37,004)	10,794	(33,024)
Loss before loss from equity method investments		(41,371)	6,790	(37,280)
Net (loss) income		(41,371)	6,790	(37,280)
Other comprehensive income (loss)		0	0	0
Total comprehensive (loss) income		$ (41,371)	$ 6,790	$ (37,280)